Reconciliation Tax Computed Applying Statutory Income Tax Rate (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Income Tax Disclosure [Abstract]
Profit (loss) before income taxes	$ (50,255)	(311,804)	(36,679)	93,815
Income tax (expense) benefit computed at applicable tax rates (25%)	12,563	77,951	9,170	(23,454)
Non-deductible expenses	(980)	(6,095)	(3,385)	(1,969)
Research and development expenses	1,109	6,879	6,850	4,313
Effect of tax holidays	1,016	6,305	10,487
Preferential rate	3,231	20,049	2,655	7,245
Current and deferred tax rate differences	(1,379)	(8,553)	11,938	1,804
International rate differences	(17,417)	(108,066)	(36,080)	(15,716)
Tax exempted income	341	2,118	(905)	2,635
Unrecognized tax benefits	624	3,872	(6,719)	(641)
Deferred tax expense	(501)	(3,109)	(7,882)	(3,695)
Change in valuation allowance	(1,242)	(7,704)	1,172	(5,263)
Prior year provision to return true up	(52)	(320)	2,375	(1,418)
Income tax expense	$ (2,687)	(16,673)	(10,324)	(36,159)